COMPANY'S OPERATIONS - Dividends (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands				12 Months Ended
	Dec. 02, 2022	Apr. 26, 2022	Jan. 07, 2022	Dec. 31, 2022
COMPANY'S OPERATIONS
Amount of interim dividends declared	R$ 2,350,000		R$ 1,000,000	R$ 2,350,000
Amount of interim dividends declared, per share	R$ 1.794780909		R$ 0.741168104
Amount of supplementary dividends approved		R$ 799,903		R$ 799,903
Amount of supplementary dividends approved, per share		R$ 0.592805521